MERRILL LYNCH
                                                              CALIFORNIA
                                                              MUNICIPAL
                                                              BOND FUND

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              February 29, 2000

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

TO OUR SHAREHOLDERS

The Municipal Market Environment

Throughout most of the period ended February 29, 2000, US fixed-income interest rates were under pressure as domestic economic growth remained robust and rising commodity prices, especially oil, rekindled investor concerns regarding a reemergence of inflationary pressures. US economic growth, in part intensified by Year 2000 (Y2K) preparations, grew at a 6.9% rate in the fourth quarter of 1999 and at a 4.4% annual rate for all of 1999.

However, despite these significant growth rates, no price measure indicator has shown any considerable signs of pressures at either the consumer level or from labor, despite the lowest unemployment rates since January 1970. Given no signs of an economic slowdown, the Federal Reserve Board continued to raise short-term interest rates in August and November 1999 and again in early February 2000. In each instance, the Federal Reserve Board cited both the continued growth of US employment and the impressive strength of the US equity markets as reasons for attempting to moderate US economic growth before inflationary price increases are realized. In this environment, long-term US Treasury bond yields rose almost 60 basis points (0.60%) by mid-January 2000 to 6.75%, their highest yield level since June 1997.

However, in late January and early February 2000, the US Treasury announced that it intended to use present and future surpluses to purchase existing high-coupon debt, as well as to limit future issuance of longer maturity debt. While complete details have not been released, we expect the reduced supply of long-term US Treasury bonds to be significant and easily exceed demand on the part of the world's financial institutions and governments. US Treasury bond prices began rising as investors began hoarding what is expected to become a scarce commodity. While US Treasury yields have remained high through the past ten years, the yield on 30-year US Treasury bonds fell dramatically, by declining more than 50 basis points to end the period at 6.14%.

The municipal bond market has also been under pressure throughout the entire period. By mid-January 2000, yields on long-term, uninsured revenue bonds rose more than 50 basis points to 6.35%, as measured by the Bond Buyer Revenue Bond Index. While some states such as California and Maryland have announced that their present and expected budget surpluses will allow for the cancellation and/or postponement of expected bond issuance, the municipal bond market has been unable to match the sort of price improvement that US Treasury bonds have shown in recent weeks. Municipal bond yields declined approximately 10 basis points to 6.24% by February 29, 2000. During the last few months, long-term tax-exempt bond yields rose more than 40 basis points to their highest level since August 1995.

The relative underperformance of the municipal bond market in recent months has been especially disappointing given the strong technical position the tax-exempt bond market has enjoyed. The issuance of long-term tax-exempt securities has dramatically declined. Over the last year, $212 billion in new long-term municipal securities was issued, a decline of more than 20% compared to the same period a year earlier. For the three months ended February 29, 2000, less than $40 billion in new tax-exempt bonds was underwritten, a decline of more than 30% compared to the February 28, 1999 quarter. Thus far in 2000, total bond issuance volume is less than $20 billion, a decline of more than 40% compared to the first two months of 1999.

Although investors received more than $30 billion in coupon payments, bond maturities and the proceeds from early bond redemptions coupled with the highest municipal bond yields in three years, overall investor demand has diminished. Long-term municipal bond mutual funds have seen consistent outflows in recent months as the yields of individual securities have risen faster than those of larger, more diverse mutual funds. Over the last six months, tax-exempt mutual funds have had net redemptions of approximately $9 billion. Also, the demand from property and casualty insurance companies has weakened as a result of the losses and anticipated losses incurred from a series of damaging storms across much of the eastern United States. Additionally, many institutional investors who have in recent years been attracted to the municipal bond market by historically attractive tax-exempt bond yield ratios of over 90%, found other asset classes even more attractive. Even with a reduced supply position, tax-exempt issuers have been forced repeatedly to raise municipal bond yields in an attempt to attract adequate demand.

However, the recent relative underperformance of the municipal bond market has resulted in the opportunity for long-term investors to purchase tax-exempt issues whose yields are in excess of taxable US Treasury securities. At February 29, 2000, long-term uninsured municipal revenue bond yields were 101.5% of comparable US Treasury securities. In recent months, many taxable asset classes, such as corporate bonds, mortgage-backed securities, and US Government agency issues have all accelerated debt issuance. This acceleration occurred largely to avoid issuing securities at year-end and thereby avoid any associated potential Y2K problems. However, this increased issuance also resulted in higher yield levels in the various asset classes as lower bond prices became necessary to attract sufficient investor demand. Going forward, we believe that the pace of non-US Government debt is likely to slow significantly. As the supply of this debt declines, many institutional investors are likely to return to the municipal bond market and the attractive yield ratios available. Furthermore, with the potential scarcity of longer maturity debt, the attractiveness of the US municipal bond market should be further enhanced.

Any significantly lower municipal bond yields are still likely to require weaker US employment growth and consumer spending. The tightening actions taken in recent months by the Federal Reserve Board, as well as those expected in March and perhaps May 2000, should eventually slow US economic growth. The recent decline in US home sales is perhaps the first sign that consumer spending is being slowed by higher interest rates. Until further signs develop, it is likely that the municipal bond market's current favorable technical position will dampen significant tax-exempt interest rate volatility and provide a stable environment for an eventual improvement in municipal bond prices.

Portfolio Strategy

During the six months ended February 29, 2000, our investment strategy focused on seeking to provide an attractive level of income exempt from Federal and California income taxes. During the period, we slightly restructured the Fund by increasing the average level of coupon issues to seek to improve our current return. We also shortened the Fund's average portfolio maturity in an effort to reduce volatility. This restructuring has been a slow process and is ongoing, largely because of a lack California issuance and a relatively illiquid secondary market. However, this newer structure is less interest rate sensitive, and we expect it should provide a higher current coupon income. We also continued to emphasize credit quality. At the close of the six-month period, 88% of the Fund's assets were rated AA or better by at least one of the major rating agencies, which helped Fund performance as lower-rated credits did not perform well in last year's rising interest rate environment.

In Conclusion

We appreciate your interest in Merrill Lynch California Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Walter C. O'Connor

Walter C. O'Connor
Vice President and Portfolio Manager

March 30, 2000

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Robert R. Martin, Trustee of Merrill Lynch California Municipal Bond Fund has recently retired. The Fund's Board of Trustees wishes Mr. Martin well in his retirement.
--------------------------------------------------------------------------------

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver the Fund's performance would have been lower.

Recent Performance Results*

                                                                                  Ten Years/
                                                        6 Month      12 Month   Since Inception  Standardized
As of February 29, 2000                              Total Return  Total Return  Total Return    30-Day Yield
=============================================================================================================
ML California Municipal Bond Fund Class A Shares         -1.03%        -4.85%       +80.85%          5.10%

ML California Municipal Bond Fund Class B Shares         -1.28         -5.41        +71.88           4.82

ML California Municipal Bond Fund Class C Shares         -1.33         -5.51        +29.10           4.72

ML California Municipal Bond Fund Class D Shares         -1.08         -5.03        +32.65           5.01

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

PERFORMANCE DATA (concluded)

Average Annual Total Return

--------------------------------------------------------------------------------
                                           % Return Without       % Return With
                                             Sales Charge        Sales Charge**
--------------------------------------------------------------------------------
Class A Shares*
--------------------------------------------------------------------------------
Year Ended 12/31/99                             -5.04%                -8.84%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                       +6.11                 +5.25
--------------------------------------------------------------------------------
Ten Years Ended 12/31/99                        +6.05                 +5.62
--------------------------------------------------------------------------------

*     Maximum sales charge is 4%.

**    Assuming maximum sales charge.

--------------------------------------------------------------------------------
                                                 % Return             % Return
                                               Without CDSC          With CDSC**
--------------------------------------------------------------------------------
Class C Shares*
--------------------------------------------------------------------------------
Year Ended 12/31/99                                -5.62%                -6.52%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                          +5.45                 +5.45
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/99                                   +4.88                 +4.88
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                 % Return             % Return
                                               Without CDSC          With CDSC**
--------------------------------------------------------------------------------
Class B Shares*
--------------------------------------------------------------------------------
Year Ended 12/31/99                                -5.43%                -9.03%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                          +5.58                 +5.58
--------------------------------------------------------------------------------
Ten Years Ended 12/31/99                           +5.52                 +5.52
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.

**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                            % Return Without       % Return With
                                              Sales Charge        Sales Charge**
--------------------------------------------------------------------------------
Class D Shares*
--------------------------------------------------------------------------------
Year Ended 12/31/99                              -5.05%                -8.85%
--------------------------------------------------------------------------------
Five Years Ended 12/31/99                        +6.00                 +5.14
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/99                                 +5.43                 +4.61
--------------------------------------------------------------------------------

*     Maximum sales charge is 4%.

**    Assuming maximum sales charge.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                       Issue                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
California -- 96.6%
AAA      Aaa     $ 3,125   ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's
                           Hospital Medical Center), 6% due 12/01/2029 (a)                                                 $  3,133
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       3,750   Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue
                           Bonds (Community Facility No. 1), Series A, 7% due 8/01/2019                                       3,870
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       8,000   Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien,
                           Series A, 5% due 10/01/2029 (h)                                                                    6,830
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Anaheim, California, Public Financing Authority, Tax Allocation Revenue Refunding
                           Bonds, RITES, 8.87% due 12/28/2018 (h)(j)                                                          3,311
-----------------------------------------------------------------------------------------------------------------------------------
AA-      Aa2       4,365   California HFA, Home Mortgage Revenue Bonds, AMT, Series F-1, 7% due 8/01/2026 (d)                 4,480
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa         980   California HFA, Housing Revenue Bonds, AMT, Series A, 7.20% due 2/01/2026 (h)                      1,015
-----------------------------------------------------------------------------------------------------------------------------------
A+       Aa2       3,950   California HFA, Revenue Bonds, RIB, AMT, Series B-2, 8.483% due 8/01/2023 (d)(j)                   4,182
-----------------------------------------------------------------------------------------------------------------------------------
                           California Health Facilities Finance Authority Revenue Bonds:
NR*      Aaa       5,000     RITR, Series 17, 7.97% due 8/15/2030 (h)(j)                                                      4,053
NR*      A1        5,780     (Scripps Research Institute), Series A, 6.625% due 7/01/2014                                     5,980
-----------------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1+    5,500   California Health Facilities Finance Authority, Revenue Refunding Bonds (Adventist
                           Hospital), VRDN, Series A, 3.05% due 9/01/2028 (h)(k)                                              5,500
-----------------------------------------------------------------------------------------------------------------------------------
                           California Pollution Control Financing Authority, PCR, Refunding, VRDN (k):
A1+      NR*       1,800     (Pacific Gas & Electric Corp.) Series C, 3.10% due 11/01/2026                                    1,800
A1+      VMIG1+      400     (Pacific Gas & Electric Corp.) Series E, 3.05% due 11/01/2026                                      400
A1       VMIG1+      300     (Southern California Edison Company) Series A, 3.10% due 2/28/2008                                 300
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       7,500   California State Department of Water Resources, Water System Revenue Refunding
                           Bonds (Central Valley Project), Series Q, 5.375% due 12/01/2027 (h)                                6,874
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      20,000   California State, GO, Refunding, 4.25% due 10/01/2026 (h)                                         15,076
-----------------------------------------------------------------------------------------------------------------------------------
A+       A         3,200   California State Public Works Board, High Technology Facilities, Lease Revenue
                           Bonds (San Jose Facilities), Series A, 7.75% due 8/01/2006                                         3,490
-----------------------------------------------------------------------------------------------------------------------------------
                           California State Public Works Board, Lease Revenue Bonds (i):
A+       AAA      10,125     (Department of Corrections), Series A, 7% due 11/01/2004                                        11,289
A+       AAA       6,000     (Various Community College Projects), 7% due 3/01/2004                                           6,619
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*      12,000   California Statewide Communities Development Authority, COP, RIB, Series 24, 7.135%
                           due 12/01/2015 (f)(j)                                                                             11,153
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of California Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT    Alternative Minimum Tax (subject to)
COP    Certificates of Participation
GO     General Obligation Bonds
HFA    Housing Finance Agency
INFLOS Inverse Floating Rate Municipal Bonds
M/F    Multi-Family
PCR    Pollution Control Revenue Bonds
RIB    Residual Interest Bonds
RITES  Residual Interest Tax-Exempt Securities
RITR   Residual Interest Trust Receipts
S/F    Single-Family
VRDN   Variable Rate Demand Notes

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                       Issue                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
BBB      NR*     $ 1,000   Contra Costa County, California, Public Financing Authority, Tax Allocation
                           Revenue Bonds, Series A, 7.10% due 8/01/2022 (i)                                                $  1,056
-----------------------------------------------------------------------------------------------------------------------------------
                           Corona, California, COP, Refunding Bonds (Corona Community):
AAA      AAA       1,915     8% due 3/01/2009 (i)                                                                             2,318
AAA      AAA       2,065     8% due 3/01/2010 (i)                                                                             2,519
AAA      AAA       2,230     8% due 3/01/2011 (i)                                                                             2,740
AAA      AAA       2,410     8% due 3/01/2012 (i)                                                                             2,980
AAA      AAA       2,605     8% due 3/01/2013 (i)                                                                             3,235
AAA      AAA       2,810     8% due 3/01/2014 (i)                                                                             3,502
AAA      AAA       3,035     8% due 3/01/2015 (b)                                                                             3,796
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,000   Fairfield, California, Public Financing Authority, Revenue Refunding Bonds
                           (Municipal Park Improvement District No. 1), Series A, 5% due 7/01/2023 (f)                        4,359
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       9,000   Fresno, California, Sewer Revenue Bonds, Series A, 5% due 9/01/2023 (h)                            7,853
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Irvine, California, Public Facilities and Infrastructure Authority, Assessment
                           Revenue Refunding Bonds, Series A, 5.05% due 9/02/2022 (a)                                         3,527
-----------------------------------------------------------------------------------------------------------------------------------
                           Long Beach, California, Improvement Bond Act 1915 (Assessment District 90-2):
NR*      NR*         465     7% due 9/02/2001                                                                                   476
NR*      NR*         495     7.05% due 9/02/2002                                                                                512
NR*      NR*         530     7.10% due 9/02/2003                                                                                549
NR*      NR*         570     7.15% due 9/02/2004                                                                                590
NR*      NR*         610     7.20% due 9/02/2005                                                                                632
NR*      NR*         655     7.25% due 9/02/2006                                                                                678
NR*      NR*       4,065     7.50% due 9/02/2011                                                                              4,211
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       5,695   Long Beach, California, M/F Housing Redevelopment Agency Revenue Bonds
                           (Pacific Court Apartments), AMT, Issue B, 6.95% due 9/01/2023 (l)                                  3,531
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       1,000   Long Beach, California, Special Tax Bonds (Community Facilities District No. 3 --
                           Pine Ave.), 6.375% due 9/01/2023                                                                     944
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       4,000   Los Angeles, California, COP (Sonnenblick Del Rio --  West Los Angeles), 6.20%
                           due 11/01/2031 (a)                                                                                 4,029
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,150   Los Angeles, California, Community Redevelopment Agency, Tax Allocation Refunding
                           Bonds (Bunker Hill), Series H, 6.50% due 12/01/2016 (f)                                            5,492
-----------------------------------------------------------------------------------------------------------------------------------
AAA      AAA      15,000   Los Angeles, California, Convention and Exhibition Center Authority, COP, 9%
                           due 12/01/2005 (i)                                                                                18,184
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       8,950   Los Angeles, California, Convention and Exhibition Center Authority, Lease Revenue
                           Refunding Bonds, RITR, Series 21, 7.97% due 8/15/2018 (h)(j)                                       8,055
-----------------------------------------------------------------------------------------------------------------------------------
                           Los Angeles, California, Department of Water and Power, Electric Plant Revenue
                           Refunding Bonds:
A+       Aa3      11,435     6% due 2/15/2024                                                                                11,377
A+       Aa3       5,190     6% due 2/15/2028                                                                                 5,144
-----------------------------------------------------------------------------------------------------------------------------------
NR*      VMIG1+    5,000   Los Angeles, California, Harbor Department Revenue Bonds, RITR, AMT, Series RI-7,
                           9.595% due 11/01/2026 (h)(j)                                                                       5,139
-----------------------------------------------------------------------------------------------------------------------------------
AAA      NR*       5,000   Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60%
                           due 10/01/2018 (b)                                                                                 5,997
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,305   Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                           Revenue Refunding Bonds, Proposition A, First Tier, Senior Series A, 5.25% due 7/01/2027 (h)       2,977
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                       Issue                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
California (continued)
                           Metropolitan Water District of Southern California, Waterworks Revenue Bonds:
AA       Aa2     $11,150     RIB, 8.483% due 2/07/2003 (i)(j)                                                              $ 12,279
AA       Aa2       4,000     Series A, 5% due 7/01/2026                                                                       3,445
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,420   Northern California Power Agency, Public Power Revenue Refunding Bonds
                           (Hydroelectric Project No. 1), Series A, 5.125% due 7/01/2023 (h)                                  2,145
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      20,000   Northern California, Transmission Revenue Refunding Bonds (California -- Oregon
                           Transmission Project), Series A, 5.25% due 5/01/2020 (h)                                          18,432
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,635   Ontario, California, Redevelopment Financing Authority, Revenue Refunding Bonds
                           (Cimarron Project No. 1 -- Center City), 6.375% due 8/01/2020 (h)                                  5,847
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*      11,620   Pittsburg, California, Redevelopment Agency, Residential Mortgage Revenue Bonds,
                           9.60% due 6/01/2016                                                                               16,290
-----------------------------------------------------------------------------------------------------------------------------------
NR*      NR*       7,835   Pleasanton, California, Joint Powers Financing Authority, Revenue Refunding
                           Reassessment Bonds, Sub-Series B, 6.75% due 9/02/2017                                              7,957
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,360   Roseville, California, Finance Authority, Local Agency Revenue Refunding Bonds
                           (Northeast Certified Bond Refinancing), Series A, 5% due 9/01/2021 (f)                             2,077
-----------------------------------------------------------------------------------------------------------------------------------
AAA        Aaa     2,000   Roseville, California, Special Tax Refunding Bonds (Community Facilities District 1 --
                           Northwest), 4.75% due 9/01/2020 (f)                                                                1,709
-----------------------------------------------------------------------------------------------------------------------------------
                           Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                           Bonds:
AAA      Aaa       7,000     INFLOS, 8.894% due 8/15/2018 (c)(j)                                                              7,368
AAA      Aaa       9,000     Series L, 5.125% due 7/01/2022 (h)                                                               8,027
AAA      Aaa       2,315     Series M, 5.25% due 7/01/2028 (a)                                                                2,075
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      10,000   Sacramento County, California, Airport System Revenue Refunding Bonds, Sub-Series
                           B, 5% due 7/01/2026 (c)                                                                            8,613
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,500   Saddleback Valley, California, Unified School District, Public Financing Authority,
                           Special Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (f)                             3,477
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   San Bernardino, California, Joint Powers Financing Authority, Tax Allocation
                           Revenue Refunding Bonds, Series A, 5.75% due 10/01/2015 (f)                                        4,044
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      10,000   San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net
                           System Revenue Bonds, 5% due 8/01/2021 (c)                                                         8,803
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                           Bonds, 5.50% due 7/01/2015 (c)                                                                     1,981
-----------------------------------------------------------------------------------------------------------------------------------
                           San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue
                           Refunding Bonds (a):
AAA      Aaa       9,000     4.75% due 7/01/2023                                                                              7,517
AAA      Aaa      10,000     5% due 7/01/2028                                                                                 8,564
-----------------------------------------------------------------------------------------------------------------------------------
                           San Francisco, California, City and County Airport Commission, International
                           Airport Revenue Bonds, AMT, Second Series:
AAA      Aaa       6,500     Issue 6, 6.60% due 5/01/2020 (a)                                                                 6,796
AAA      Aaa       3,000     Issue 11, 6.25% due 5/01/2026 (c)                                                                3,035
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      10,000   San Jose, California, Redevelopment Agency, Tax Allocation Bonds (Merged Area
                           Redevelopment Project), 5% due 8/01/2026 (a)                                                       8,612
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,000   San Mateo-Foster City, California, School District, GO, 5.30% due 8/01/2029 (c)                    4,524
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      10,000   Santa Clara County, California, Financing Authority, Lease Revenue Bonds (VMC
                           Facility Replacement Project), Series A, 6.75% due 11/15/2004 (a)(i)                              11,051
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      14,000   Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds,
                           Series A, 5% due 11/15/2022 (a)                                                                   12,243
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P      Moody's   Face
Ratings  Ratings  Amount                                       Issue                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
California (concluded)
NR*      NR*     $ 3,000   Santa Margarita, California, Water District, Special Tax Refunding Bonds
                           (Community Facilities District No. 99), Series 1, 6.25% due 9/01/2029                           $  2,787
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       4,000   Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds
                           (Earthquake Recovery Redevelopment Project), 6% due 7/01/2029 (a)                                  4,012
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      10,000   Santa Rosa, California, Wastewater Revenue Refunding Bonds (Subregional
                           Wastewater Project), Series A, 5% due 9/01/2022 (c)                                                8,707
-----------------------------------------------------------------------------------------------------------------------------------
                           Southern California Home Finance Authority, S/F Mortgage Revenue Bonds
                           (Mortgage-Backed Securities Program), AMT:
AAA      NR*       1,960     Series A, 7.625% due 10/01/2023 (g)                                                              2,003
AAA      NR*       1,440     Series A, 7.35% due 9/01/2024 (e)                                                                1,476
AAA      NR*         590     Series B, 7.75% due 3/01/2024 (e)                                                                  605
-----------------------------------------------------------------------------------------------------------------------------------
A-       NR*       9,725   Stanislaus, California, Waste-to-Energy Financing Agency, Solid Waste Facility
                           Revenue Refunding Bonds (Ogden Martin System Inc. Project), 7.625% due 1/01/2010                   9,939
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   University of California, COP, Series A, 5.30% due 11/01/2029 (a)                                  1,804
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       5,000   University of California, Revenue Refunding Bonds (Multiple Purpose Projects),
                           Series E, 5.125% due 9/01/2020 (h)                                                                 4,526
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,330   West and Central Basin California, Financing Authority, Revenue Refunding Bonds
                           (Central Basin Project), Series A, 5.375% due 8/01/2017 (a)                                        3,200
-----------------------------------------------------------------------------------------------------------------------------------

Puerto Rico --  2.0%
                           Puerto Rico Commonwealth, GO:
AAA      AAA       5,000     6.45% due 7/01/2004 (i)                                                                          5,405
AAA      Aaa       4,150     5% due 7/01/2024 (h)                                                                             3,622
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $436,218) -- 98.6%                                                                               440,754

Other Assets Less Liabilities -- 1.4%                                                                                         6,424
                                                                                                                           --------

Net Assets -- 100.0%                                                                                                       $447,178
                                                                                                                           ========
-----------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   Escrowed to maturity.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g)   GNMA Collateralized.
(h)   MBIA Insured.
(i)   Prerefunded.
(j) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at February 29, 2000.
(k) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at February 29, 2000.
(l)   Non-income producing security.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

FINANCIAL INFORMATION

--------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of February 29, 2000
--------------------------------------------------------------------------------------------------------------------------------
Assets:             Investments, at value (identified cost -- $436,218,259) .....................                  $ 440,754,296
                    Receivables:
                      Securities sold ...........................................................  $ 18,085,657
                      Interest ..................................................................     7,140,599
                      Beneficial interest sold ..................................................       167,321       25,393,577
                                                                                                   ------------
                    Prepaid registration fees and other assets ..................................                         58,762
                                                                                                                   -------------
                    Total assets ................................................................                    466,206,635
                                                                                                                   -------------
--------------------------------------------------------------------------------------------------------------------------------
Liabilities:        Payables:
                      Securities purchased ......................................................    16,477,775
                      Beneficial interest redeemed ..............................................     1,585,685
                      Dividends to shareholders .................................................       449,016
                      Investment adviser ........................................................       155,336
                      Distributor ...............................................................       107,999       18,775,811
                                                                                                   ------------
                    Accrued expenses and other liabilities ......................................                        252,494
                                                                                                                   -------------
                    Total liabilities ...........................................................                     19,028,305
                                                                                                                   -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:         Net assets ..................................................................                  $ 447,178,330
                                                                                                                   =============
--------------------------------------------------------------------------------------------------------------------------------
Net Assets          Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:         shares authorized ...........................................................                  $     299,010
                    Class B Shares of beneficial interest, $.10 par value, unlimited number of
                    shares authorized ...........................................................                      2,071,464
                    Class C Shares of beneficial interest, $.10 par value, unlimited number of
                    shares authorized ...........................................................                         88,989
                    Class D Shares of beneficial interest, $.10 par value, unlimited number of
                    shares authorized ...........................................................                      1,723,885
                    Paid-in capital in excess of par ............................................                    461,829,277
                    Accumulated realized capital losses -- net ..................................                    (19,595,215)
                    Accumulated distributions in excess of realized capital gains -- net ........                     (3,775,117)
                    Unrealized appreciation on investments -- net ...............................                      4,536,037
                                                                                                                   -------------
                    Net assets ..................................................................                  $ 447,178,330
                                                                                                                   =============
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:    Class A --  Based on net assets of $31,954,750 and 2,990,104 shares of
                    beneficial interest outstanding .............................................                  $       10.69
                                                                                                                   =============
                    Class B -- Based on net assets of $221,444,818 and 20,714,645 shares of
                    beneficial interest outstanding .............................................                  $       10.69
                                                                                                                   =============
                    Class C -- Based on net assets of $9,511,414 and 889,891 shares of
                    beneficial interest outstanding .............................................                  $       10.69
                                                                                                                   =============
                    Class D -- Based on net assets of $184,267,348 and 17,238,847 shares of
                    beneficial interest outstanding .............................................                  $       10.69
                                                                                                                   =============
--------------------------------------------------------------------------------------------------------------------------------

                    See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

Statement of Operations

                                                                                                        For the Six Months Ended
                                                                                                               February 29, 2000
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:  Interest and amortization of premium and discount earned ....................                  $  14,598,996
--------------------------------------------------------------------------------------------------------------------------------
Expenses:           Investment advisory fees ....................................................  $  1,312,156
                    Account maintenance and distribution fees -- Class B ........................       607,652
                    Account maintenance fees -- Class D .........................................        93,853
                    Transfer agent fees -- Class B ..............................................        49,397
                    Accounting services .........................................................        40,779
                    Professional fees ...........................................................        35,900
                    Printing and shareholder reports ............................................        32,986
                    Account maintenance and distribution fees -- Class C ........................        32,607
                    Transfer agent fees -- Class D ..............................................        31,762
                    Registration fees ...........................................................        27,067
                    Custodian fees ..............................................................        25,524
                    Trustees' fees and expenses .................................................        19,405
                    Pricing fees ................................................................         6,902
                    Transfer agent fees -- Class A ..............................................         5,780
                    Transfer agent fees -- Class C ..............................................         2,330
                    Other .......................................................................        13,330
                                                                                                   ------------
                    Total expenses before reimbursement .........................................     2,337,430
                    Reimbursement of expenses ...................................................        (3,784)
                                                                                                   ------------
                    Total expenses after reimbursement ..........................................                      2,333,646
                                                                                                                   -------------
                    Investment income -- net ....................................................                     12,265,350
                                                                                                                   -------------
--------------------------------------------------------------------------------------------------------------------------------
Realized & Unreal-  Realized loss on investments -- net .........................................                    (19,595,215)
ized Gain (Loss)    Change in unrealized appreciation on investments -- net .....................                        823,740
on Investments --                                                                                                  -------------
Net:                Net Decrease in Net Assets Resulting from Operations ........................                  $  (6,506,125)
                                                                                                                   =============
--------------------------------------------------------------------------------------------------------------------------------

                    See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

Statements of Changes in Net Assets

                                                                                                    For the Six     For the Year
                                                                                                    Months Ended       Ended
                                                                                                    February 29,     August 31,
Increase (Decrease) in Net Assets:                                                                      2000            1999
--------------------------------------------------------------------------------------------------------------------------------
Operations:         Investment income -- net ....................................................  $  12,265,350   $  27,598,478
                    Realized gain (loss) on investments -- net ..................................    (19,595,215)      3,881,437
                    Change in unrealized appreciation on investments -- net .....................        823,740     (42,431,664)
                                                                                                   -------------   -------------
                    Net decrease in net assets resulting from operations ........................     (6,506,125)    (10,951,749)
                                                                                                   -------------   -------------
--------------------------------------------------------------------------------------------------------------------------------
Dividends &         Investment income -- net:
Distributions to      Class A ...................................................................       (935,231)     (2,218,488)
Shareholders:         Class B ...................................................................     (6,026,950)    (14,430,329)
                      Class C ...................................................................       (264,038)       (595,163)
                      Class D ...................................................................     (5,039,131)    (10,354,498)
                    Realized gain on investments -- net:
                      Class A ...................................................................             --        (669,761)
                      Class B ...................................................................             --      (4,938,507)
                      Class C ...................................................................             --        (211,983)
                      Class D ...................................................................             --      (3,177,980)
                    In excess of realized gain on investments -- net:
                      Class A ...................................................................             --        (280,991)
                      Class B ...................................................................             --      (2,071,901)
                      Class C ...................................................................             --         (88,936)
                      Class D ...................................................................             --      (1,333,289)
                                                                                                   -------------   -------------
                    Net decrease in net assets from dividends and distributions to shareholders .    (12,265,350)    (40,371,826)
                                                                                                   -------------   -------------
--------------------------------------------------------------------------------------------------------------------------------
Beneficial          Net decrease in net assets derived from beneficial
Interest            interest transactions .......................................................    (46,680,613)    (40,854,161)
Transactions:                                                                                      -------------   -------------
--------------------------------------------------------------------------------------------------------------------------------
Net Assets:         Total decrease in net assets ................................................    (65,452,088)    (92,177,736)
                    Beginning of period .........................................................    512,630,418     604,808,154
                                                                                                   -------------   -------------
                    End of period ...............................................................  $ 447,178,330   $ 512,630,418
                                                                                                   =============   =============
--------------------------------------------------------------------------------------------------------------------------------

                    See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

Financial Highlights (continued)

                                                                                                Class A
                                                                       ----------------------------------------------------------
                                                                         For the
The following per share data and ratios have been derived              Six Months
from information provided in the financial statements.                   Ended               For the Year Ended August 31,
                                                                        Feb. 29,     --------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2000         1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ............   $  11.10     $  12.15    $  11.81    $  11.49    $  11.40
Operating                                                               --------     --------    --------    --------    --------
Performance:        Investment income -- net ........................        .29          .60         .63         .64         .64
                    Realized and unrealized gain (loss) on
                    investments -- net ..............................       (.41)        (.79)        .34         .32         .09
                                                                        --------     --------    --------    --------    --------
                    Total from investment operations ................       (.12)        (.19)        .97         .96         .73
                                                                        --------     --------    --------    --------    --------
                    Less dividends and distributions:
                      Investment income -- net ......................        (29)        (.60)       (.63)       (.64)       (.64)
                      Realized gain on investments -- net ...........         --         (.18)         --          --          --
                      In excess of realized gain on
                      investments -- net ............................         --         (.08)         --          --          --
                                                                        --------     --------    --------    --------    --------
                    Total dividends and distributions ...............       (.29)        (.86)       (.63)       (.64)       (.64)
                                                                        --------     --------    --------    --------    --------
                    Net asset value, end of period ..................   $  10.69     $  11.10    $  12.15    $  11.81    $  11.49
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ..............      (1.03%)+     (1.80%)      8.39%       8.55%       6.53%
Return:**                                                               ========     ========    ========    ========    ========

---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses, net of reimbursement ..................        .67%*        .65%        .65%        .63%        .65%
Net Assets:                                                             ========     ========    ========    ========    ========
                    Expenses ........................................        .67%*        .65%        .65%        .63%        .65%
                                                                        ========     ========    ========    ========    ========
                    Investment income -- net ........................       5.45%*       5.07%       5.25%       5.49%       5.51%
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) ........   $ 31,955     $ 37,641    $ 45,544    $ 44,652    $ 42,668
Data:                                                                   ========     ========    ========    ========    ========
                    Portfolio turnover ..............................      44.72%      106.84%      90.92%      73.60%      53.79%
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------

             *     Annualized.
             **    Total investment returns exclude the effects of sales
                   charges.
             +     Aggregate total investment return.

                   See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

Financial Highlights

                                                                                                Class B
                                                                       ----------------------------------------------------------
                                                                         For the
The following per share data and ratios have been derived              Six Months
from information provided in the financial statements.                   Ended               For the Year Ended August 31,
                                                                        Feb. 29,     --------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2000         1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ............   $  11.10     $  12.16    $  11.82    $  11.49    $  11.40
Operating                                                               --------     --------    --------    --------    --------
Performance:        Investment income -- net ........................        .27          .54         .57         .58         .58
                    Realized and unrealized gain (loss) on
                    investments -- net ..............................       (.41)        (.80)        .34         .33         .09
                                                                        --------     --------    --------    --------    --------
                    Total from investment operations ................       (.14)        (.26)        .91         .91         .67
                                                                        --------     --------    --------    --------    --------
                    Less dividends and distributions:
                      Investment income -- net ......................       (.27)        (.54)       (.57)       (.58)       (.58)
                      Realized gain on investments -- net ...........         --         (.18)         --          --          --
                      In excess of realized gain on
                      investments -- net ............................         --         (.08)         --          --          --
                                                                        --------     --------    --------    --------    --------
                    Total dividends and distributions ...............       (.27)        (.80)       (.57)       (.58)       (.58)
                                                                        --------     --------    --------    --------    --------
                    Net asset value, end of period ..................   $  10.69     $  11.10    $  12.16    $  11.82    $  11.49
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ..............      (1.28%)+     (2.38%)      7.84%       8.09%       5.99%
Return:**                                                               ========     ========    ========    ========    ========

---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average   Expenses, net of reimbursement ..................       1.17%*       1.16%       1.16%       1.14%       1.16%
Net Assets:                                                             ========     ========    ========    ========    ========
                    Expenses ........................................       1.17%*       1.16%       1.16%       1.14%       1.16%
                                                                        ========     ========    ========    ========    ========
                    Investment income -- net ........................       4.95%*       4.57%       4.75%       4.98%       5.01%
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) ........   $221,445     $269,191    $341,111    $376,018    $480,668
Data:                                                                   ========     ========    ========    ========    ========
                    Portfolio turnover ..............................      44.72%      106.84%      90.92%      73.60%      53.79%
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------

             *     Annualized.
             **    Total investment returns exclude the effects of sales
                   charges.
             +     Aggregate total investment return.

                   See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

Financial Highlights (continued)

                                                                                                Class C
                                                                       ----------------------------------------------------------
                                                                         For the
The following per share data and ratios have been derived              Six Months
from information provided in the financial statements.                   Ended               For the Year Ended August 31,
                                                                        Feb. 29,     --------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2000         1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ............   $  11.10     $  12.15    $  11.82    $  11.49    $  11.40
Operating                                                               --------     --------    --------    --------    --------
Performance:        Investment income -- net ........................        .26          .53         .55         .57         .57
                    Realized and unrealized gain (loss) on
                    investments -- net ..............................       (.41)        (.79)        .33         .33         .09
                                                                        --------     --------    --------    --------    --------
                    Total from investment operations ................       (.15)        (.26)        .88         .90         .66
                                                                        --------     --------    --------    --------    --------
                    Less dividends and distributions:
                      Investment income -- net ......................       (.26)        (.53)       (.55)       (.57)       (.57)
                      Realized gain on investments -- net ...........         --         (.18)         --          --          --
                      In excess of realized gain on
                      investments -- net ............................         --         (.08)         --          --          --
                                                                        --------     --------    --------    --------    --------
                    Total dividends and distributions ...............       (.26)        (.79)       (.55)       (.57)       (.57)
                                                                        --------     --------    --------    --------    --------
                    Net asset value, end of period ..................   $  10.69     $  11.10    $  12.15    $  11.82    $  11.49
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ..............      (1.33%)+     (2.40%)      7.65%       7.98%       5.88%
Return:**                                                               ========     ========    ========    ========    ========

---------------------------------------------------------------------------------------------------------------------------------
Average             Expenses, net of reimbursement ..................       1.27%*       1.26%       1.26%       1.24%       1.26%
Net Assets:                                                             ========     ========    ========    ========    ========
                    Expenses ........................................       1.28%*       1.26%       1.26%       1.24%       1.26%
                                                                        ========     ========    ========    ========    ========
                    Investment income -- net ........................       4.85%*       4.46%       4.64%       4.87%       4.91%
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) ........   $  9,511     $ 11,769    $ 12,646    $ 10,904    $  8,112
Data:                                                                   ========     ========    ========    ========    ========
                    Portfolio turnover ..............................      44.72%      106.84%      90.92%      73.60%      53.79%
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------

             *     Annualized.
             **    Total investment returns exclude the effects of sales
                   charges.
             +     Aggregate total investment return.

                   See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                Class D
                                                                       ----------------------------------------------------------
                                                                         For the
The following per share data and ratios have been derived              Six Months
from information provided in the financial statements.                   Ended               For the Year Ended August 31,
                                                                        Feb. 29,     --------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2000         1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------------
Per Share           Net asset value, beginning of period ............   $  11.10     $  12.16    $  11.82    $  11.49    $  11.40
Operating                                                               --------     --------    --------    --------    --------
Performance:        Investment income -- net ........................        .29          .59         .62         .63         .63
                    Realized and unrealized gain (loss) on
                    investments -- net ..............................       (.41)        (.80)        .34         .33         .09
                                                                        --------     --------    --------    --------    --------
                    Total from investment operations ................       (.12)        (.21)        .96         .96         .72
                                                                        --------     --------    --------    --------    --------
                    Less dividends and distributions:
                      Investment income -- net ......................       (.29)        (.59)       (.62)       (.63)       (.63)
                      Realized gain on investments -- net ...........         --         (.18)         --          --          --
                      In excess of realized gain on
                      investment -- net .............................         --         (.08)         --          --          --
                                                                        --------     --------    --------    --------    --------
                    Total dividends and distributions ...............       (.29)        (.85)       (.62)       (.63)       (.63)
                                                                        --------     --------    --------    --------    --------
                    Net asset value, end of period ..................   $  10.69     $  11.10    $  12.16    $  11.82    $  11.49
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Total Investment    Based on net asset value per share ..............      (1.08%)+     (1.98%)      8.28%       8.53%       6.43%
Return:**                                                               ========     ========    ========    ========    ========

---------------------------------------------------------------------------------------------------------------------------------
Average             Expenses, net of reimbursement ..................        .77%*        .75%        .75%        .73%        .75%
Net Assets:                                                             ========     ========    ========    ========    ========
                    Expenses ........................................        .77%*        .75%        .75%        .73%        .75%
                                                                        ========     ========    ========    ========    ========
                    Investment income -- net ........................       5.35%*       4.98%       5.15%       5.39%       5.42%
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental        Net assets, end of period (in thousands) ........   $184,267     $194,029    $205,507    $185,300    $111,817
Data:                                                                   ========     ========    ========    ========    ========
                    Portfolio turnover ..............................      44.72%      106.84%      90.92%      73.60%      53.79%
                                                                        ========     ========    ========    ========    ========
---------------------------------------------------------------------------------------------------------------------------------

             *     Annualized.
             **    Total investment returns exclude the effects of sales
                   charges.
             +     Aggregate total investment return.

                   See Notes to Financial Statements.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch California Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and

Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund is required to pay a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion. For the six months ended February 29, 2000, FAM earned fees of $1,312,156, of which $3,784 was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Account      Distribution
                                                   Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B ..........................................     .25%             .25%
Class C ..........................................     .25%             .35%
Class D ..........................................     .10%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 29, 2000, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                            MLFD          MLPF&S
--------------------------------------------------------------------------------
Class A ..........................................        $1,148        $    94
Class D ..........................................        $1,821        $12,961
--------------------------------------------------------------------------------

For the six months ended February 29, 2000, MLPF&S received contingent deferred sales charges of $154,852 and $1,533 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $3,460 relating to transactions subject to front-end sales charge waivers in Class D Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were $204,612,260 and $247,338,960, respectively.

Net realized gains (losses) for the six months ended February 29, 2000 and net unrealized gains as of February 29, 2000 were as follows:

--------------------------------------------------------------------------------
                                                    Realized        Unrealized
                                                 Gains (Losses)       Gains
--------------------------------------------------------------------------------
Long-term investments ..........................  $(19,765,296)    $4,536,037
Financial futures contracts ....................       170,081             --
                                                  ------------     ----------
Total ..........................................  $(19,595,215)    $4,536,037
                                                  ============     ==========
--------------------------------------------------------------------------------

As of February 29, 2000, net unrealized appreciation for Federal income tax purposes aggregated $4,536,037, of which $17,316,081 related to appreciated securities and $12,780,044 related to depreciated securities. The aggregate cost of investments at February 29, 2000 for Federal income tax purposes was $436,218,259.

Merrill Lynch California Municipal Bond Fund                   February 29, 2000

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $46,680,613 and $40,854,161 for the six months ended February 29, 2000 and for the year ended August 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended February 29, 2000                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold .............................           152,180         $ 1,642,282
Shares issued to shareholders
in reinvestment of dividends ............            38,194             410,636
                                                 ----------         -----------
Total issued ............................           190,374           2,052,918
Shares redeemed .........................          (591,252)         (6,402,428)
                                                 ----------         -----------
Net decrease ............................          (400,878)        $(4,349,510)
                                                 ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended August 31, 1999                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold .............................           609,106         $ 7,227,365
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................           122,428           1,444,553
                                                 ----------         -----------
Total issued ............................           731,534           8,671,918
Shares redeemed .........................        (1,088,160)        (12,745,430)
                                                 ----------         -----------
Net decrease ............................          (356,626)        $(4,073,512)
                                                 ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended February 29, 2000                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold .............................         1,026,302         $11,131,973
Shares issued to shareholders
in reinvestment of dividends ............           246,382           2,650,623
                                                 ----------         -----------
Total issued ............................         1,272,684          13,782,596
Automatic conversion
of shares ...............................        (1,227,431)        (13,296,551)
Shares redeemed .........................        (3,573,472)        (38,531,713)
                                                 ----------         -----------
Net decrease ............................        (3,528,219)       $(38,045,668)
                                                 ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended August 31, 1999                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold .............................         2,830,125         $33,703,724
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................           833,279           9,839,025
                                                 ----------         -----------
Total issued ............................         3,663,404          43,542,749
Automatic conversion
of shares ...............................        (2,200,888)        (25,897,609)
Shares redeemed .........................        (5,278,922)        (61,926,061)
                                                 ----------         -----------
Net decrease ............................        (3,816,406)       $(44,280,921)
                                                 ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended February 29, 2000                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold .............................            57,374         $   618,092
Shares issued to shareholders
in reinvestment of dividends ............            13,578             146,003
                                                 ----------         -----------
Total issued ............................            70,952             764,095
Shares redeemed .........................          (241,155)         (2,593,586)
                                                 ----------         -----------
Net decrease ............................          (170,203)        $(1,829,491)
                                                 ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended August 31, 1999                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold .............................           382,150         $ 4,543,942
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................            45,017             531,121
                                                 ----------         -----------
Total issued ............................           427,167           5,075,063
Shares redeemed .........................          (407,459)         (4,766,401)
                                                 ----------         -----------
Net increase ............................            19,708         $   308,662
                                                 ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended February 29, 2000                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold .............................           178,351         $ 1,926,229
Automatic conversion
of shares ...............................         1,227,883          13,296,551
Shares issued to shareholders
in reinvestment of dividends ............           192,172           2,066,604
                                                 ----------         -----------
Total issued ............................         1,598,406          17,289,384
Shares redeemed .........................        (1,835,136)        (19,745,328)
                                                 ----------         -----------
Net decrease ............................          (236,730)        $(2,455,944)
                                                 ==========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended August 31, 1999                              Shares              Amount
--------------------------------------------------------------------------------
Shares sold .............................         1,021,741         $12,244,084
Automatic conversion
of shares ...............................         2,201,185          25,897,609
Shares issued to shareholders
in reinvestment of dividends
and distributions .......................           541,373           6,385,449
                                                 ----------         -----------
Total issued ............................         3,764,299          44,527,142
Shares redeemed .........................        (3,195,002)        (37,335,532)
                                                 ----------         -----------
Net increase ............................           569,297         $ 7,191,610
                                                 ==========         ===========
--------------------------------------------------------------------------------

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch California
Municipal Bond Fund
Merrill Lynch California
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10329--2/00

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